FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value
Plan Assets within the Fair Value Hierarchy as of December 31, 2024

	Level 1	Level 2	Level 3	Other	Total
Equities
Corporate Stocks	$554,966,516	$—	$—	$—	$554,966,516
AEP Stock	254,007,692	—	—	—	254,007,692
Subtotal Equities	808,974,208	—	—	—	808,974,208

Common/Collective Trusts
Mellon Capital Small Cap Stock Index Fund (a)	—	—	—	169,951,861	169,951,861
Mellon Capital Mid Cap Stock Index Fund (a)	—	—	—	459,321,305	459,321,305
Mellon Capital Stock Index Fund (a)	—	—	—	1,429,311,150	1,429,311,150
Mellon Capital International Stock Index Fund (a)	—	—	—	690,699,519	690,699,519
Mellon Capital Aggregate Bond Index Fund (a)	—	—	—	511,889,594	511,889,594
Mellon Capital Treasury Inflation-Protected Securities Fund (a)	—	—	—	24,183,840	24,183,840
JPMorgan Strategic Property Fund (a)	—	—	—	84,071,443	84,071,443
Mellon Capital Emerging Markets Stock Index Fund (a)	—	—	—	65,013,298	65,013,298
William Blair Large Cap Growth I (a)	—	—	—	214,753,054	214,753,054
Sands Capital International Growth CIT (a)	—	—	—	22,073,747	22,073,747
MetWest Total Return Bond Fund (a)	—	—	—	59,886,326	59,886,326
Subtotal Common/Collective Trusts	—	—	—	3,731,155,137	3,731,155,137

Self-Directed Brokerage Account (a)	107,255,995	—	—	13,195,992	120,451,987
Registered Investment Companies	22,131,794	—	—	—	22,131,794
Money Market Fund	36,776,191	—	—	—	36,776,191

Total Assets Reflecting Investments at Fair Value	$975,138,188	$—	$—	$3,744,351,129	$4,719,489,317

(a)Amounts in “Other” column represent investments for which fair value is measured using net asset value per share as practical expedient.
Plan Assets within the Fair Value Hierarchy as of December 31, 2023

	Level 1	Level 2	Level 3	Other	Total
Equities
Corporate Stocks	$557,042,541	$—	$—	$—	$557,042,541
AEP Stock	272,036,887	—	—	—	272,036,887
Subtotal Equities	829,079,428	—	—	—	829,079,428

Common/Collective Trusts
Mellon Capital Small Cap Stock Index Fund (a)	—	—	—	179,341,271	179,341,271
Mellon Capital Mid Cap Stock Index Fund (a)	—	—	—	456,261,518	456,261,518
Mellon Capital Stock Index Fund (a)	—	—	—	1,298,414,738	1,298,414,738
Mellon Capital International Stock Index Fund (a)	—	—	—	704,972,081	704,972,081
Mellon Capital Aggregate Bond Index Fund (a)	—	—	—	521,308,895	521,308,895
Mellon Capital Treasury Inflation-Protected Securities Fund (a)	—	—	—	24,749,151	24,749,151
JPMorgan Strategic Property Fund (a)	—	—	—	68,468,634	68,468,634
Mellon Capital Emerging Markets Stock Index Fund (a)	—	—	—	60,252,437	60,252,437
Columbia Trust Focused Large Cap Growth Fund (a)	—	—	—	195,092,837	195,092,837
Sands Capital International Growth CIT (a)	—	—	—	25,623,845	25,623,845
MetWest Total Return Bond Fund (a)	—	—	—	65,185,142	65,185,142
Subtotal Common/Collective Trusts	—	—	—	3,599,670,549	3,599,670,549

Self-Directed Brokerage Account (a)	86,302,881	—	—	15,361,054	101,663,935
Registered Investment Companies	24,523,069	—	—	—	24,523,069
Money Market Fund	47,714,108	—	—	—	47,714,108

Total Assets Reflecting Investments at Fair Value	$987,619,486	$—	$—	$3,615,031,603	$4,602,651,089

(a)Amounts in “Other” column represent investments for which fair value is measured using net asset value per share as practical expedient.
The following tables set forth a summary of the Plan's investments measured at Net Asset Value as a practical expedient as of December 31, 2024 and 2023:

Fair Value Estimated Using Net Asset Value per Share as of December 31, 2024

	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period
Mellon Capital Small Cap Stock Index Fund	$169,951,861	Daily	Trade Date + 1
Mellon Capital Mid Cap Stock Index Fund	459,321,305	Daily	Trade Date + 1
Mellon Capital Stock Index Fund	1,429,311,150	Daily	Trade Date + 1
Mellon Capital International Stock Index Fund	690,699,519	Daily	Trade Date + 1
Mellon Capital Aggregate Bond Index Fund	511,889,594	Daily	Trade Date + 1
Mellon Capital Treasury Inflation-Protected Securities Fund	24,183,840	Daily	Trade Date + 1
JPMorgan Strategic Property Fund	84,071,443	Quarterly	30 Days
Mellon Capital Emerging Markets Stock Index Fund	65,013,298	Daily	Trade Date + 1
William Blair Large Cap Growth I	214,753,054	Daily	Trade Date + 1
Sands Capital International Growth CIT	22,073,747	Daily	Trade Date + 1
MetWest Total Return Bond Fund	59,886,326	Daily	Trade Date + 1
Self-Directed Brokerage Account	13,195,992	Daily	Trade Date + 1
Total Assets	$3,744,351,129

Fair Value Estimated Using Net Asset Value per Share as of December 31, 2023

	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period
Mellon Capital Small Cap Stock Index Fund	$179,341,271	Daily	Trade Date + 1
Mellon Capital Mid Cap Stock Index Fund	456,261,518	Daily	Trade Date + 1
Mellon Capital Stock Index Fund	1,298,414,738	Daily	Trade Date + 1
Mellon Capital International Stock Index Fund	704,972,081	Daily	Trade Date + 1
Mellon Capital Aggregate Bond Index Fund	521,308,895	Daily	Trade Date + 1
Mellon Capital Treasury Inflation-Protected Securities Fund	24,749,151	Daily	Trade Date + 1
JPMorgan Strategic Property Fund	68,468,634	Quarterly	30 Days
Mellon Capital Emerging Markets Stock Index Fund	60,252,437	Daily	Trade Date + 1
Columbia Trust Focused Large Cap Growth Fund	195,092,837	Daily	Trade Date + 1
Sands Capital International Growth CIT	25,623,845	Daily	Trade Date + 1
MetWest Total Return Bond Fund	65,185,142	Daily	Trade Date + 1
Self-Directed Brokerage Account	15,361,054	Daily	Trade Date + 1
Total Assets	$3,615,031,603